Investment Objectives and Goals	Jul. 31, 2025
Pear Tree Polaris Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Pear Tree Polaris Small Cap Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Maximum long-term capital appreciation.
Pear Tree Quality Fund
Prospectus [Line Items]
Risk/Return [Heading]	Pear Tree Quality Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Long-term growth of capital.
Pear Tree Essex Environmental Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Pear Tree Essex Environmental Opportunities Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Long-term growth of capital.
Pear Tree Polaris Foreign Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Pear Tree Polaris Foreign Value Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Long-term growth of capital and income.
Pear Tree Polaris Foreign Value Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Pear Tree Polaris Foreign Value Small Cap Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Long-term growth of capital and income.
Pear Tree Polaris International Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Pear Tree Polaris International Opportunities Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Long-term capital appreciation.